Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment

(in millions of Canadian dollars)	NOTE	LAND	BUILDINGS	MACHINERY AND EQUIPMENT	AUTOMOTIVE EQUIPMENT	OTHERS	TOTAL
As at January 1, 2017
Cost		110	740	2,553	126	299	3,828
Accumulated depreciation and impairment		—	353	1,642	71	127	2,193
Net book amount		110	387	911	55	172	1,635
Year ended December 31, 2017
Opening net book amount		110	387	911	55	172	1,635
Additions		11	6	24	18	148	207
Disposals		(3)	(2)	(1)	(1)	(1)	(8)
Depreciation		—	(31)	(132)	(15)	(11)	(189)
Business combinations	5	7	90	397	1	27	522
Assets held for sale	24	(1)	(8)	—	—	(4)	(13)
Impairment charges	25	—	—	—	—	(2)	(2)
Others		(1)	55	77	(1)	(131)	(1)
Exchange differences		1	(11)	(29)	(1)	(7)	(47)
Closing net book amount		124	486	1,247	56	191	2,104
As at December 31, 2017
Cost		124	841	3,026	142	314	4,447
Accumulated depreciation and impairment		—	355	1,779	86	123	2,343
Net book amount		124	486	1,247	56	191	2,104
Year ended December 31, 2018
Opening net book amount		124	486	1,247	56	191	2,104
Additions and asset acquisition	5	11	92	91	18	236	448
Disposals		—	—	(1)	—	—	(1)
Depreciation		—	(35)	(150)	(17)	(10)	(212)
Business combinations	5	34	23	67	3	2	129
Impairment charges	25	—	(6)	(67)	(1)	—	(74)
Others		—	26	145	4	(165)	10
Exchange differences		6	23	64	1	8	102
Closing net book amount		175	609	1,396	64	262	2,506
As at December 31, 2018
Cost		175	1,015	3,398	164	391	5,143
Accumulated depreciation and impairment		—	406	2,002	100	129	2,637
Net book amount		175	609	1,396	64	262	2,506